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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended:  March 31, 2000

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Century Capital Management, Inc.
Address:  One Liberty Square, Boston, MA, 02109

13F File Number:  28-4584

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Richard F. Cook, Jr.
Title:  Managing Director
Phone:  617-482-3060
Signature, Place, and Date of Signing:

Richard F. Cook, Jr.          Boston, Massachusetts               May 10, 2000

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            43

Form 13F Information Table Value Total:   329,646,162

List of Other Included Managers:

NONE

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

                                        CENTURY CAPITAL MANAGEMENT, INC. 13F REPORT - PAGE 1

                                                                                        ITEM 6                          ITEM 8
                                                                                  INVESTMENT DISCRETION            VOTING AUTHORITY
                               ITEM 2               ITEM 4         ITEM 5                         (C)                  (SHARES)
ITEM 1                         TITLE OF  ITEM 3     FAIR MARKET    SHARES/PRN             (B)     SHARED   ITEM 7
NAME OF ISSUER                 CLASS     CUSIP      VALUE (X1000)  AMT          (A) SOLE  SHARED  (OTHER)  MGRS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AFLAC INC                      COM       001055102    9,112,500        200,000  X                                 X
ALLSTATE CORP                  COM       020002101   12,165,211        510,875  X                                 X
AMERICAN GENERAL CORP          COM       026351106   10,663,750        190,000  X                                 X
AMERICAN INTL GROUP INC        COM       026874107   24,090,000        220,000  X                                 X
AON CORP                       COM       037389103   14,673,750        455,000  X                                 X
ARGONAUT GROUP INC             COM       040157109    2,006,250        100,000  X                                 X
BANK NEW YORK INC              COM       064057102    3,740,625         90,000  X                                 X
BERKSHIRE HATHAWAY INC DEL     CLA       084670108   18,590,000            325  X                                 X
BROWN & BROWN INC              COM       115236101    3,675,313         95,000  X                                 X
CHASE MANHATTAN CORP           COM       16161A108      435,938          5,000  X                                 X
CHUBB CORP                     COM       171232101   15,877,188        235,000  X                                 X
CINCINNATI FINL CORP           COM       172062101   24,945,375        663,000  X                                 X
CORE INC MASS                  COM       21867P102      988,010        181,703  X                                 X
ERIE INDTY CO                  CLA       29530P102    2,108,438         65,000  X                                 X
EVEREST REINS HLDGS INC        COM       299808105    2,884,050         88,400  X                                 X
FISERV INC                     COM       337738108    3,067,969         82,500  X                                 X
GALLAGHER ARTHUR J & CO        COM       363576109    3,464,500        106,600  X                                 X
HCC INS HLDGS INC              COM       404132102    4,942,250        373,000  X                                 X
HSB GROUP INC                  COM       40428N109    3,284,406        113,500  X                                 X
INSWEB CORP                    COM       45809k103   12,610,071      1,343,248  X                                 X
MARSH & MCLENNAN COS INC       COM       571748102   13,237,500        120,000  X                                 X
MBIA INC                       COM       55262C100   18,742,500        360,000  X                                 X
MEDICAL ASSURN INC             COM       58449U100      849,253         44,551  X                                 X
MERCURY GENL CORP              COM       589400100    9,451,800        320,400  X                                 X
MORGAN JP & CO INC             COM       616880100   13,175,000        100,000  X                                 X
MUTUAL RISK MGT LTD            COM       628351108    4,100,000        205,000  X                                 X
OHIO CAS CORP                  COM       677240103    1,617,688         90,500  X                                 X
PROGRESSIVE CORP OHIO          COM       743315103   19,015,625        250,000  X                                 X
PROTECTIVE LIFE CORP           COM       743674103    9,525,000        300,000  X                                 X
REINSURANCE GROUP AMER INC     COM       759351109    1,607,344         67,500  X                                 X
RENAISSANCE RE HLDGS LTD       COM       G7496G103    8,869,875        217,000  X                                 X
SAFECO CORP                    COM       786429100    3,625,781        136,500  X                                 X

                                                    -----------
                               PAGE TOTAL           277,142,960

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

                                        CENTURY CAPITAL MANAGEMENT, INC. 13F REPORT - PAGE 2

                                                                                        ITEM 6                          ITEM 8
                                                                                  INVESTMENT DISCRETION            VOTING AUTHORITY
                               ITEM 2               ITEM 4         ITEM 5                         (C)                  (SHARES)
ITEM 1                         TITLE OF  ITEM 3     FAIR MARKET    SHARES/PRN             (B)     SHARED   ITEM 7
NAME OF ISSUER                 CLASS     CUSIP      VALUE (X1000)  AMT          (A) SOLE  SHARED  (OTHER)  MGRS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ST PAUL COS INC                COM       792860108    7,848,750        230,000  X                                 X
TORCHMARK CORP                 COM       891027104   10,945,063        473,300  X                                 X
UNITED HEALTHCARE CORP         COM       910581107    4,770,000         80,000  X                                 X
UNUMPROVIDENT CORP             COM       91529Y106    1,081,200         63,600  X                                 X
USBANCORP INC PA               COM       917292104      875,000         40,000  X                                 X
WACHOVIA CORP                  COM       929771103    8,783,125        130,000  X                                 X
WADDELL & REED FINL INC        CLA       930059100    1,263,959         29,872  X                                 X
WADDELL & REED FINL INC        CLB       930059209    1,894,308         48,572  X                                 X
VISTA INFORMATION SOLUTIONS    COM       928365204    4,630,547      1,317,134  X                                 X
XL CAP LTD                     CLA       698255105    9,967,500        180,000  X                                 X
ZENITH NATL INS CORP           COM       989390109      443,750         20,000  X                                 X


                                                    -----------
                               PAGE TOTAL            52,503,202
